Expense Example - Moerus Worldwide Value Fund	Mar. 25, 2026 USD ($)
Moerus Worldwide Value Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,852
Moerus Worldwide Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	$ 1,575